                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number: ________________________________
   This Amendment (Check only one.):     [X] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)          Boston, MA            May 12, 2006
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Page 1 of 3          FORM 13 F                                Name of Reporting Manager Account Management, LLC         (SEC
                                                                                                                         USE
                                                                                                                        ONLY)
                                                                                                                  Item 8:
                                                                           Item 6:                           Voting Authority
                                                                    Investment Discretion                        (Shares)
                                                     Item 5:  ---------------------------------  Item 7:   ---------------------
                     Item 2:   Item 3:    Item 4:   Shares or           (b) Shared-              Managers
Item 1:              Title of   CUSIP   Fair Market Principal           As Defined  (c) Shared- See Instr.            (b)   (c)
Name of Issuer        Class    Number      Value     Amount   (a) Sole  in Instr. V    Other        V      (a) Sole  Shared None
--------------       -------- --------- ----------- --------- --------- ----------- ----------- ---------- --------- ------ ----
Maxim                 Common  57772K101 24,863,603    669,276   669,276                                      669,276
Integrated            Stock
Products
Corporate             Common  21988R102 19,917,660    197,400   197,400                                      197,400
Executive Board       Stock
Supertex Inc.         Common  868532102    263,340      7,000     7,000                                        7,000
                      Stock
Costar Group          Common  22160N109 10,723,069    206,650   206,650                                      206,650
                      Stock
Credit                Common  225310101 25,090,950  1,067,700 1,067,700                                    1,067,700
Acceptance            Stock
Corporation
Newmont Mining        Common  651639106    813,376     15,675    15,675                                       15,675
Corporation           Stock
Ritchie Bros.         Common  767744105 11,271,150    227,700   227,700                                      227,700
Auction               Stock
Suncor Energy         Common  867229106  1,463,380     19,000    19,000                                       19,000
Inc                   Stock
Peabody Energy        Common  704549104    781,355     15,500    15,500                                       15,500
Corporation           Stock
AcuSphere Inc.        Common  00511R870    378,654     56,600    56,600                                       56,600
                      Stock
   COLUMN                               95,566,537  2,482,501
TOTALS

Page 2 of 3               FORM 13 F                                Name of Reporting Manager Account                 (SEC
                                                                   Management, LLC                                   USE
                                                                                                                     ONLY)
                                                                                                                  Item 8:
                                                                              Item 6:                         Voting Authority
                                                                       Investment Discretion                      (Shares)
                                                                   -----------------------------            --------------------
                                                                              (b)
                                                                            Shared-
                                                          Item 5:              As                 Item 7:
                          Item 2:   Item 3:    Item 4:   Shares or          Defined               Managers
Item 1:                   Title of   CUSIP   Fair Market Principal             in    (c) Shared- See Instr.           (b)   (c)
Name of Issuer             Class    Number      Value     Amount   (a) Sole Instr. V    Other        V      (a) Sole Shared None
--------------            -------- --------- ----------- --------- -------- -------- ----------- ---------- -------- ------ ----
Central Fund Of            Common
Canada Ltd.                Stock   153501101    302,100     38,000  38,000                                   38,000
National Oilwell           Common
Varco                      Stock   637071101    369,203      5,758   5,758                                    5,758
JetBlue Airways            Common
Corporation                Stock   477143101  2,510,624    234,200 234,200                                  234,200
Shamir Optical             Common
Industry Ltd.              Stock   M83683108    493,000     50,000  50,000                                   50,000
QuickLogic                 Common
Corporation                Stock   74837P108  5,186,951    903,650 903,650                                  903,650
Microsoft Corporation      Common
                           Stock   594918104  1,998,575     73,450  73,450                                   73,450
Berkshire Hathaway         Common
Hld B                      Stock   084670207  2,165,628        719     719                                      719
Neustar, Inc. Cl A         Common
                           Stock   64126X201  3,227,100    104,100 104,100                                  104,100
Clayton Holdings           Common
Inc.                       Stock   18418N107  2,076,380     98,500  98,500                                   98,500
Heartland Payment          Common
Sys Inc.                   Stock   42235N108  4,992,394    201,550 201,550                                  201,550
   COLUMN TOTALS                             23,321,955  1,709,927

Page 3 of 3      FORM 13 F                              Name of Reporting Manager Account                   (SEC
                                                        Management, LLC                                      USE
                                                                                                            ONLY)
                                                                                                        Item 8:
                                                                                                         Voting
                                                                    Item 6:                            Authority
                                                             Investment Discretion                      (Shares)
                                               Item 5:  --------------------------------            ----------------
                                     Item 4:   Shares            (b) Shared-              Item 7:
                 Item 2:   Item 3:    Fair       or                  As                   Managers
Item 1:          Title of   CUSIP    Market   Principal            Defined   (c) Shared- See Instr. (a)   (b)   (c)
Name of Issuer    Class    Number     Value    Amount   (a) Sole in Instr. V    Other        V      Sole Shared None
--------------   -------- --------- --------- --------- -------- ----------- ----------- ---------- ---- ------ ----
Barrick Gold      Common  067901108 2,376,172   87,231   87,231                            87,231
Corporation       Stock
Encana            Common  292505104 3,210,351   68,700   68,700                            68,700
Corporation       Stock
                  Common  80105N105   355,875    7,500    7,500                             7,500
Sanofi-Synthelab  Stock
ADS
Gold Bullion      Common  Q1868U112   216,311    3,700    3,700                             3,700
Ltd. Pfd.         Stock
StreetTracks      Common  863307104   377,650    6,500    6,500                             6,500
Gold TR           Stock
Nokia             Common  654902204   859,880   41,500   41,500                            41,500
Corporation ADR   Stock
Liberty Media     Common  530718105   382,553   46,596   46,596                            46,596
Corp. Ser. A      Stock
                  Common                                      0                                 0
                  Stock
                  Common                                      0                                 0
                  Stock
                  Common                                      0                                 0
                  Stock
                                    7,778,792  261,727
